FAIR VALUE OF FINANCIAL INSTRUMENTS (Q3) (Textuals) (Details) - USD ($) $ in Thousands, shares in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of common stock called by warrants		2.2		3.9
Fair value transfers assets, Level 1 to Level 2	$ 0		$ 0
Fair value transfers assets, Level 2 to Level 1	0
Fair Value transfers liabilities, Level 1 to Level 2	0		0
Fair Value transfers liabilities, Level 2 to Level 1	0		$ 0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
The held of financial instruments	0	$ 0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
The held of financial instruments	$ 0	$ 0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation method used to determine fair value	proprietary valuation models	proprietary valuation models
Number of common stock called by warrants		2.2		3.9